As filed with the Securities and Exchange Commission on November 19, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

1

SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2010

Shares	Security Description	Fair Value
	COMMON STOCKS 97.7%
	BASIC INDUSTRIES 15.7%
2,185,000	Bemis Co., Inc.	$69,373,750
1,810,000	Ecolab, Inc.	91,839,400
2,950,000	H.B. Fuller Co. (a)	58,616,500
2,340,000	Valspar Corp.	74,529,000
		294,358,650
	CAPITAL GOODS 14.5%
190,000	Badger Meter, Inc.	7,691,200
1,440,000	Donaldson Co., Inc.	67,867,200
370,000	Fastenal Co.	19,680,300
2,095,000	Graco, Inc.	66,474,350
1,200,000	MTS Systems Corp. (a)	37,200,000
2,190,000	Pentair, Inc.	73,649,700
		272,562,750
	CONSUMER CYCLICAL 9.1%
500,000	G&K Services, Inc., Class A	11,430,000
1,570,000	Target Corp.	83,900,800
1,335,000	Toro Co.	75,067,050
		170,397,850
	CONSUMER STAPLE 6.1%
1,540,000	General Mills, Inc.	56,271,600
1,200,000	Hormel Foods Corp.	53,520,000
350,000	SUPERVALU Inc.	4,035,500
		113,827,100
	DIVERSIFIED 7.4%
1,130,000	3M Co.	97,982,300
2,590,000	General Electric Co.	42,087,500
		140,069,800
	FINANCIAL 12.3%
1,260,000	Associated Banc-Corp.	16,619,400
1,060,000	Principal Financial Group	27,475,200
3,040,000	TCF Financial Corp.	49,217,600
320,000	The Travelers Cos., Inc.	16,672,000
2,890,000	U.S. Bancorp	62,481,800
1,970,000	Wells Fargo & Co.	49,506,100
500,000	Western Union Co.	8,835,000
		230,807,100
	HEALTH CARE 18.3%
1,000,000	Baxter International Inc.	47,710,000
1,130,000	Johnson & Johnson	70,014,800
522,500	MEDTOX Scientific, Inc. (a)(b)	6,076,675
2,220,000	Medtronic, Inc.	74,547,600
930,000	Patterson Cos., Inc.	26,644,500
1,810,000	Pfizer Inc.	31,077,700
1,200,000	St. Jude Medical, Inc. (b)	47,208,000
800,000	SurModics, Inc. (b)	9,536,000
160,000	Techne Corp.	9,876,800
400,000	Zimmer Holdings, Inc. (b)	20,932,000
		343,624,075
	TECHNOLOGY 12.8%
50,000	ADC Telecommunications, Inc. (b)	633,500
1,860,000	Corning Inc.	34,000,800
1,250,000	Daktronics, Inc.	12,275,000
1,660,000	Emerson Electric Co.	87,415,600
170,000	Fiserv, Inc. (b)	9,149,400
1,600,000	Honeywell International Inc.	70,304,000
880,000	Intel Corp.	16,922,400
330,000	Stratasys, Inc. (b)	9,147,600
		239,848,300

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TRANSPORTATION 1.5%
120,000	C.H. Robinson Worldwide, Inc.	$8,390,400
300,000	United Parcel Service, Inc., Class B	20,007,000
		28,397,400

	TOTAL COMMON STOCKS (cost $1,366,446,623)	$1,833,893,025

	SHORT-TERM INVESTMENTS 2.3%
42,720,586	First American Prime Obligations Fund, Class Z, 0.12% (c) (cost $42,720,586)	$42,720,586

	TOTAL INVESTMENTS 100.0% (cost $1,409,167,209)	$1,876,613,611

	OTHER ASSETS AND LIABILITIES (NET) 0.0%	468,326

	TOTAL NET ASSETS 100.0%	$1,877,081,937

(a)  Affiliated company.

(b)  Non-income producing.

(c)  The rate quoted is the annualized seven-day effective yield as of September 30, 2010.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2010

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of September 30, 2010, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 —	Quoted prices in active markets for identical securities.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  All of the inputs used to value the Fund’s net assets as of September 30, 2010 were classified as Level 1.  For detail of investments by major industry classification, please refer to the Schedule of Investments. There were no transfers between Level 1 and Level 2 securities.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2009, the cost of investments for federal income tax purposes was $1,540,415,396.  Net unrealized appreciation aggregated $393,526,275, of which $584,139,947 represented appreciated securities and $190,613,672 represented depreciated securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2010

Transactions With Affiliated Companies

The Fund owns 5% or more of the voting securities of the following companies as of September 30, 2010. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/2009	Purchases	Sales	Balance 9/30/2010	Dividend Income	Fair Value at 9/30/2010
H.B. Fuller Co.	3,100,000	—	150,000	2,950,000	$634,300	$58,616,500
MEDTOX Scientific, Inc.	500,000	22,500	—	522,500	—	6,076,675
MTS Systems Corp.	1,180,000	20,000	—	1,200,000	534,000	37,200,000
Toro Co.(1)	1,880,000	—	545,000	1,335,000	848,700	75,067,050
					$2,017,000	$176,960,225

(1)  Issuer was not an affiliate as of September 30, 2010.

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)               There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)		/s/ William B. Frels
William B. Frels, President

Date	November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 15, 2010

By (Signature and Title)*		/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	November 15, 2010

* Print the name and title of each signing officer under his or her signature.

4